Stock-Based Compensation (Discount Stock Plan) (Details) (Discount Stock Plan, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Discount Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average 2013 purchase price per share (net of discount)	$ 26.32
2013 number of shares purchased by employees	0.2
Shares purchased since inception in 1982	22.4
Maximum shares under the plan	23.0